Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of debt outstanding
The debt outstanding related to senior notes and capital efficient notes (CENts) and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2019 and 2018 was comprised as follows (in thousands):

			December 31, 2019		December 31, 2018
Issuer	Related Maturity Date	Commitment	Carrying Value	Fair Value	Carrying Value	Fair Value
Debt related to senior notes
PartnerRe Finance B LLC	Due 2020	$—	$—	$—	$500,000	$515,518
PartnerRe Finance B LLC	Due 2029	$500,000	495,614	535,309	—	—
PartnerRe Ireland Finance DAC	Due 2026	€750,000	832,351	871,088	849,017	825,546
Total Debt related to senior notes			$1,327,965	$1,406,397	$1,349,017	$1,341,064
Debt related to CENts
PartnerRe Finance II Inc.	Due 2066	$62,484	$70,089	$55,866	$70,989	$59,299